Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Land and Land Improvements	Buildings and Leasehold Improvements	Equipment	Computers	Construction in Progress	Total
Cost
As of December 31, 2025	$92	$7,797	$24,387	$465	$480	$33,221
Additions	—	2	2	—	240	244
Transfers from construction in progress	—	(2)	72	2	(72)	—
Disposals	—	—	(67)	—	—	(67)
Effect of exchange rate changes	—	(2)	(11)	—	—	(13)
As of March 31, 2026	$92	$7,795	$24,383	$467	$648	$33,385
Net book value as of March 31, 2026	$60	$2,484	$4,004	$24	$638	$7,210

Accumulated Depreciation and Impairment
As of December 31, 2025	$32	$5,256	$20,261	$439	$10	$25,998
Additions	—	56	192	4	—	252
Disposals	—	—	(66)	—	—	(66)
Effect of exchange rate changes	—	(1)	(8)	—	—	(9)
As of March 31, 2026	$32	$5,311	$20,379	$443	$10	$26,175